Long-Term Debt (Tables)	9 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Schedule of Maturities of Long-Term Debt
Future principal payments on the long-term debt as of December 31, 2024 are as follows:

Year ending December 31:
2025	$9,924,195
2026	9,197
Total payments	9,933,392
Less: Unamortized debt issuance costs	(4,938,362)
Less: Current maturities of long-term debt	(4,985,833)
Long-term debt	$9,197
Future principal payments on the long-term debt as of September 30, 2025 are as follows:

Year ending December 31:
2025 (remaining)	$5,013,769
2026	9,197
2027	10,100,000
Total payments	15,122,966
Less: Unamortized debt issuance costs	(9,827,121)
Less: Current maturities of long-term debt	(5,022,966)
Long-term debt	$272,879